Consolidated Statements of Stockholders’ Equity - USD ($)	Ordinary shares	Additional Paid-in Capital	Shares to be issued	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive loss	Noncontrolling Interest	Total
Balances, at Mar. 31, 2018	$ 1,142	$ 8,929,968		$ 433,479	$ 1,876,235	$ (168,541)	$ (78,790)	$ 10,993,493
Balances, (in Shares) at Mar. 31, 2018	11,421,393
Net income (loss)					(1,056,360)		(403,410)	(1,459,770)
Appropriations of retained earnings				156,180	(156,180)
Cumulative translation adjustment						(209,040)	(7,565)	(216,605)
Balances, at Mar. 31, 2019	$ 1,142	8,929,968		589,659	663,695	(377,581)	(489,765)	9,317,118
Balances, (in Shares) at Mar. 31, 2019	11,421,393
Net income (loss)					(1,416,717)		(67,207)	(1,483,924)
Capital contributions by owners		13,097					9,195	22,292
Cumulative translation adjustment						(482,466)		(482,466)
Balances, at Mar. 31, 2020	$ 1,142	8,943,065		589,659	(753,022)	(860,047)	(547,777)	7,373,020
Balances, (in Shares) at Mar. 31, 2020	11,421,393
Net income (loss)					(5,148,085)		(63,909)	(5,211,994)
Conversion of convertible debenture into ordinary shares	$ 184	5,902,764	195,600					6,098,548
Conversion of convertible debenture into ordinary shares (in Shares)	1,841,673
Cumulative translation adjustment						292,714		292,714
Balances, at Mar. 31, 2021	$ 1,326	$ 14,845,829	$ 195,600	$ 589,659	$ (5,901,107)	$ (567,333)	$ (611,686)	$ 8,552,288
Balances, (in Shares) at Mar. 31, 2021	13,263,066